Intangible assets, airport concessions - Net: (Details 2) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill	$ 2,362,124
Goodwill impairment (Note 8.1)	4,719,096
Aerostar segment [Member]
Goodwill	887,169
Gross carrying amount [member] | Aerostar segment [Member]
Goodwill	$ 5,606,265